Income Taxes - Summary of Tax Loss and Tax Credits (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Tax Loss Carry Forwards [Member]
Disclosure of Income Taxes [Line Items]
2026	$ 17
2027	25
2028	52
2029	191
2030 and thereafter	7,070
Tax Loss And Tax Credits, Total	7,355
Amount of unrecognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2026	17
2027	15
2028	20
2029	178
2030 and thereafter	5,273
Tax Loss And Tax Credits, Total	5,503
Amount of recognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2026	0
2027	10
2028	32
2029	13
2030 and thereafter	1,797
Tax Loss And Tax Credits, Total	$ 1,852